General	12 Months Ended
Dec. 31, 2024
General [Abstract]
GENERAL

NOTE 1 – GENERAL

A.	Xylo Technologies Ltd. (the “Company” or “Xylo Technologies”) was incorporated under the laws of the State of Israel on December 9, 1999. The Company’s registered office and principal place of business is located in Israel. The address of its registered office is Hanehoshet 10, Tel-Aviv POB 6971072, Israel.

On April 1, 2024, the Company changed its name from Medigus Ltd. to Xylo Technologies Ltd.

The Company, together with its subsidiaries and associates, operate in the technology sector, focusing primarily on internet related activities, including ad tech and online events management, as well as on electric vehicle wireless charging solutions.

Additionally, the Company is engaged in the licensing of intellectual property relating to its legacy product, the Medigus Ultrasonic Surgical Endostapler (“MUSE”), to Golden Grand Medical Instruments Ltd., a China based medical services provider, and in the investment of its excess cash resources, primarily in equity securities.

“Group” – the Company together with Charging Robotics Inc., GERD IP Inc., Eventer Technologies Ltd. and Gix Internet Ltd.

“Subsidiaries” – entities under the control of the Company.

GERD IP Inc.

As of December 31, 2024, and 2023, the Company held 90% of the issued and outstanding share capital of GERD IP Inc. (“GERD IP”).

For additional information, see note 4N.

Eventer Technologies Ltd.

As of December 31, 2024, and 2023, the Company held approximately 58.4% and 46.21% of the issued and outstanding share capital of Eventer Technologies Ltd. (“Eventer”), respectively.

For additional information, see note 4D.

Gix Internet Ltd.

As of December 31, 2024, and 2023, the Company held 45.74% of the issued and outstanding share capital of Gix Internet Ltd. (“Gix Internet”).

For additional information, see note 4F.

Charging Robotics Inc.

As of December 31, 2024, and 2023, the Company held 64.36% and 67% of the issued and outstanding common stock of Charging Robotics Inc., respectively.

For additional information, see notes 4I and 4K.

Jeffs’ Brands Ltd.

As of December 31, 2023, the Company held 34.11% of the issued and outstanding share capital of Jeffs’ Brands Ltd. (“Jeffs’ Brands”).

On January 25, 2024, Jeffs’ Brands entered into a private placement transaction with certain institutional investors for aggregate gross proceeds of approximately USD 7,275 thousand.

The Company did not participate in the private placement and as a result its holdings in Jeffs’ Brands decreased to 13.37% of Jeffs’ Brands issued and outstanding share capital, which resulted in loss of control in Jeffs’ Brands as of January 28, 2024. Accordingly, Jeffs’ Brands was deconsolidated as of such date.

As of December 31, 2024, the Company held 1.86% of the issued and outstanding share capital of Jeffs’ Brands

For additional information, see note 4E.

Interests in other entities

As of December 31, 2024, the Company also held 5.7% in Parazero Technologies Ltd. (“Parazero”) (see note 4L), 19.7% in Laminera Flow Optimization Ltd. (“Laminera”) (see note 4M), 13.14% in Solterra Eneregy Ltd. (formerly known as A.I. Conversation Systems Ltd.) (“Solterra Energy”) (see note 4P), 19.99% in Metagramm Software Ltd. (“Metagramm”) (see note 4O) and 60% in Zig Miami 54 LLC (“Zig Miami 54”) (see note 4G).

B.

As of the approval date of these consolidated financial statements, the Company has cash and cash equivalents in the amount of USD 6 million. The Company anticipates such cash and cash equivalents will provide sufficient liquidity for more than a twelve-month period from the date of these consolidated financial statements.

However, since inception, the Company’s activities have been funded mainly by its shareholders. Furthermore, in the recent years the Company has suffered recurring losses from operations, negative cash flows from operating activities, and has an accumulated deficit as of December 31, 2024.

As such, the Company’s ability to continue operating may be dependent on several factors, mainly its ability to raise sufficient additional funding, which may not necessarily be available to the Company or provide the Company with sufficient funds to meet its objectives.

During the year ended December 31, 2024, Viewbix Inc., Gix Internet’s subsidiary, experienced a decrease in its revenues from the digital content and search segments, as a result of a decrease in user traffic acquired from third party advertising platforms, an industry-wide decrease in advertising budget, changes and updates to internet browsers’ technology, which adversely impacted Viewbix’s Inc. ability to acquire traffic in the search segment and a decrease in revenues from routing of traffic acquired from third-party strategic partners in the search segment, as a result of lack of availability of suppliers credit from such third party strategic partners.

The decline in revenues and other circumstances described above raise substantial doubts about Viewbix Inc.’s ability to continue as a going concern during the 12-month period following the issuance date of these financial statements. The Company has no contractual obligations to support Viewbix Inc.

C.	Iron Swords War

 On October 7, 2023, following the brutal attacks on Israel by Hamas, a terrorist organization located in the Gaza Strip that infiltrated Israel’s southern border and conducted a series of attacks on civilian and military targets, Israel’s security cabinet declared war (the “War”). Following the commencement of the War, hostilities also intensified between Israel and Hezbollah, a terrorist organization located in Lebanon. Hostilities between Israel and Hezbollah eventually led to an Israeli invasion of southern Lebanon and eventual ceasefire with Lebanon. The War led to a reduction of business activities in Israel, evacuation of residences located in the northern and southern borders of Israel, a significant call up of military reserves and lower availability of work force.

The activities of the subsidiary Eventer, which operates in the Israeli market, were directly affected by the War due to the decrease in physical events in Israel which directly affected Eventer’s revenues in this field.

The activities of the subsidiaries Gix Internet and Jeffs’ Brands were not directly affected by the War, as their customers are predominantly from the U.S., Europe and U.K. markets that were not influenced by the War. However, there is no assurance that future developments of the War will not have any impact for reasons beyond the Group’s control such as expansion of the War to additional regions and the recruitment of senior employees.

The Group has business continuity procedures in place, and will continue to follow developments, assessing potential impact, if any, on the Group’s business, financials and operations.